Consulting Services (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Oct. 21, 2011	Dec. 31, 2010
Consulting Services (Textual)
Amortization period for prepaid expense	6 months
Stock issued for compensation, Shares	2,934,360
Non-refundable monetary fee				$ 10,000
Prepaid expenses			6,668	10,000
Prepaid expenses per month				1,667
Amortization period of prepaid expenses	6 months
Consulting fee		6,666	3,332
Consulting fees recorded upon issuance of share				$ 146,718